Investment Securities (Trading) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Trading Securities and Other Trading Assets [Line Items]
Net proceeds from sales of trading securities	$ 0	$ 0	$ 170
U.S. Treasury bonds
Schedule of Trading Securities and Other Trading Assets [Line Items]
Net proceeds from sales of trading securities			170
Realized gain (loss)			$ 1